Long-Term Debt - Aggregate Maturities of Long-term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 6,164	$ 4,543
Less than 1 year [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	0	649
Over 5 years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 6,164	$ 3,894